Offerings - Offering: 1	Aug. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $500,000,000.